CONSOLIDATED BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
CONSOLIDATED BUSINESS SEGMENT INFORMATION
7.	CONSOLIDATED BUSINESS SEGMENT INFORMATION

IFRS Accounting Standards 8 “Operating Segments” requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Board of Directors.

As of December 31, 2023, the Company changed the name of the Other Services business segment to Midstream. This modification does not alter the criteria for assigning income, costs, expenses, assets and liabilities adopted in the past or the comparative information presented.

The Company analyzes its businesses into four segments: (i) Natural Gas Transportation Services, subject to ENARGAS regulations, (ii) Liquids Production and Commercialization, (iii) Midstream and (iv) Telecommunications. These last three business segments are not regulated by ENARGAS. Liquids Production and Commercialization business segment is regulated by the SE.

Non-current assets are mostly located in the entity’s country of domicile.

Detailed information on each business segment for the years ended December 31, 2023, 2022 and 2021 is disclosed below:

Year ended December 31, 2023
		Production and
	Natural Gas	Commercialization of
	Transportation	Liquids	Midstream	Telecommunications	Eliminations	Total
Revenues	99,052,395	265,413,067	85,614,680	2,728,612	-	452,808,754
Intersegment revenues	2,809,126	-	-	-	(2,809,126)	-
Cost of sales	(90,767,353)	(161,942,800)	(32,605,483)	(2,239,234)	2,809,126	(284,745,744)
Administrative expenses	(14,607,853)	(3,204,974)	(2,471,994)	(160,434)	-	(20,445,255)
Selling expenses	(7,906,362)	(14,424,099)	(7,683,464)	(407,970)	-	(30,421,895)
Other operating results	(813,350)	(77,489)	132,052	-	-	(758,787)
Operating profit	(12,233,397)	85,763,705	42,985,791	(79,026)	-	116,437,073
Depreciation of property, plant and equipment	(40,555,152)	(4,502,892)	(15,569,642)	-	-	(60,627,686)

	Natural Gas	Production and Commercialization of
	Transportation	Liquids	Midstream	Telecommunications	Total
Identifiable assets	663,256,185	333,249,699	502,685,961	26,599,035	1,525,790,880
Identifiable liabilities	325,592,353	23,465,448	299,050,047	22,008,138	670,115,986

Year ended December 31, 2022
		Production and
	Natural Gas	Commercialization of
	Transportation	Liquids	Midstream	Telecommunications	Eliminations	Total
Revenues	126,566,847	324,533,037	58,379,759	2,863,126	-	512,342,769
Intersegment revenues	3,627,152	-	-	-	(3,627,152)	-
Cost of sales	(91,420,235)	(183,060,361)	(26,181,847)	(2,045,480)	3,627,152	(299,080,771)
Administrative expenses	(13,175,069)	(2,582,373)	(1,953,283)	(209,019)	-	(17,919,744)
Selling expenses	(9,402,172)	(17,868,518)	(4,162,916)	(341,175)	-	(31,774,781)
Other operating results	(561,630)	118,148	205,261	0	-	(238,221)
Operating profit	15,634,893	121,139,933	26,286,974	267,452	-	163,329,252
Depreciation of property, plant and equipment	(44,797,434)	(4,074,803)	(12,078,552)	-	-	(60,950,789)

		Production and
	Natural Gas	Commercialization of
	Transportation	Liquids	Midstream	Telecommunications	Total
Identifiable assets	698,770,492	248,394,528	320,338,223	15,783,444	1,283,286,687
Identifiable liabilities	213,757,357	24,731,014	198,581,048	14,060,406	451,129,825

Year ended December 31, 2021
		Production and
	Natural Gas	Commercialization of
	Transportation	Liquids	Midstream	Telecommunications	Eliminations	Total
Revenues	148,634,694	338,063,360	50,253,829	2,779,288	-	539,731,171
Intersegment revenues	5,461,629	-	-	-	(5,461,629)	-
Cost of sales	(94,663,455)	(175,262,050)	(22,716,039)	(1,941,542)	5,461,629	(289,121,457)
Administrative expenses	(11,896,541)	(2,068,133)	(1,450,879)	(142,582)	-	(15,558,135)
Selling expenses	(10,443,853)	(15,225,336)	(3,145,578)	(269,349)	-	(29,084,116)
Other operating results	(1,235,653)	1,952,096	62,590	2,367	-	781,400
Operating profit	35,856,821	147,459,937	23,003,923	428,182	-	206,748,863
Depreciation of property, plant and equipment	(43,111,810)	(3,720,829)	(11,466,450)	-	-	(58,299,089)

		Production and
	Natural Gas	Commercialization of
	Transportation	Liquids	Midstream	Telecommunications	Total
Identifiable assets	755,351,383	233,222,088	271,943,691	2,302,853	1,262,820,015
Identifiable liabilities	243,054,283	66,653,975	220,958,204	636,797	531,303,259